LEASES (Details - Future minimum operating lease payments) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Leases
2022	$ 405,924
2023	498,401
2024	463,402
2025	472,343
2026 and later	1,751,345
Total lease payments	3,591,415
Less imputed interest	(369,463)
Total lease obligations	3,221,952	$ 0
Less current lease obligations	(747,422)	0
Long-term lease obligations	$ 2,474,530	$ 0